Jan. 29, 2019
MainGate MLP Fund
MainGate MLP Fund
MainGate Trust

MainGate MLP Fund (the “Fund”)

Supplement dated January 29, 2019 to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (“SAI”), each dated March 31, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in MLP interests.  The Fund’s Board of Trustees has approved a new definition of “MLP interests,” as described below.  The Fund is also implementing certain other changes to its Summary Prospectus, Statutory Prospectus, and SAI, which are also described below.

This supplement serves as notification of the following changes to the Fund’s Summary Prospectus, Statutory Prospectus, and SAI.  All changes are effective immediately, unless otherwise indicated.

1.	The final sentence of the first paragraph of the Summary Section—Fees and Expenses of the Fund section of the Fund’s Summary Prospectus and Statutory Prospectus is replaced with the following:

More information about these and other discounts is available from your financial professional and in “Account Information—How to Buy Shares” beginning on page 23 of the Fund’s Prospectus and in the Appendix to this Prospectus.

2.
Effective March 31, 2019, the description of “MLP interests” provided in the Principal Strategies sub-section of the Summary Section of the Fund’s Summary Prospectus and Statutory Prospectus is replaced with the following:

MLP interests in which the Fund may invest consist of common units issued by MLPs (including MLPs structured as limited partnerships (LPs) or limited liability companies (LLCs)), MLP general partner or managing member interests, MLP I-Shares, shares of companies that own MLP general partner or managing member interests and other securities representing indirect beneficial ownership interests in MLPs, and shares of companies that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations.

Please retain this supplement for future reference.